Financial instruments risk management (Schedule of Reconciliation of Opening and Closing Fair Value) (Details) - Financial assets at fair value through profit or loss [Member] ₪ in Thousands	12 Months Ended
Dec. 31, 2020 ILS (₪)
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2020	₪ 141,543
Purchases	73,450
Disposals	(61,984)
Gain (loss)	1,691
December 31, 2020	154,700
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
January 1, 2020
Purchases	9,273
Disposals
Gain (loss)	4,427
December 31, 2020	₪ 13,700